UMC ACQUISITION	12 Months Ended
Dec. 31, 2020
UMC ACQUISITION
NOTE 10 - UMC ACQUISITION

On July 15, 2020 (the “Closing Date”), Utility Management Corp.’s securities were acquired by Renavotio, Inc., through its wholly owned subsidiary, Renavotio Infratech, Inc., under the terms of a Securities Purchase Agreement (“SPA”) by and between Company and the shareholder of UMC. Pursuant to the SPA, Infratech acquired 100% of the ownership of UMC from the shareholder of UMC for newly issued shares of the Company’s common stock.

In connection with Infratech’s acquiring UMC, consummated on July 15, 2020 the Company issued common shares of the Company preliminarily valued at $1,300,000 to the shareholder of UMC.

Based on the terms of the purchase, the Company has concluded the transaction represents a business combination pursuant to FASB ASC Topic 805, “Business Combinations.”

The allocation of the purchase price to the tangible assets and liabilities acquired is based on the values of the assets and liabilities of UMC as of the Closing Date and are as follows:

Cash	317,136
Accounts receivable, net of allowances	239,964
Other current assets	2,165
Property and equipment	567,216
Goodwill	3,553,698
Accounts payable	(62,877)
Accrued expenses	(57,553)
Notes payable	(3,259,749)
Total	1,300,000

The total purchase price is allocated to the acquired tangible and intangible assets and liabilities of UMC based on their fair values as of July 15, 2020. The excess of the purchase price over the fair value of assets and liabilities acquired, totaling $3,553,698, was allocated to goodwill.

The following table summarizes the unaudited pro forma combined statement of operations for the year ended December 31, 2019 and assumes the common shares issued in the acquisition were issued on January 1, 2019.

			Pro Forma	Pro Forma
	Renavotio	UMC	Adjustment	Combined
Revenues	$233,249	$3,690,530	$-	$3,923,779
Cost of revenues	117,486	2,408,090	-	2,515,576
Gross profit	115,763	1,282,440	-	1,398,203

Operating expenses
General and administrative	1,677,002	1,151,330	-	2,828,332
Depreciation	-	194,068	-	194,068
Gain on disposition of assets	-	(49,436)	-	(49,436)
Total operating expenses	1,677,002	1,295,962	-	2,972,964

Loss from operations	(1,561,239)	(13,522)	-	(1,574,761)

Other income and (expense)
Interest expense	-	(202,362)	-	(202,362)
Total other expense	-	(202,362)	-	(202,362)

Income tax benefit	(110,901)	-	-	(110,901)

Net loss	$(1,450,338)	$(215,884)	$-	$(1,666,222)

Other comprehensive income
Foreign currency translation adjustment	4,075	-	-	4,075

Comprehensive loss	$(1,446,263)	$(215,884)	$-	$(1,662,147)

Loss per common share – basic and diluted	$(0.02)	$-	$-	$(0.02)

Weighted average shares outstanding
basic and diluted	75,070,205	-	18,571,428	93,641,633